UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

APPLETON EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

Shares	COMMON STOCKS ― 99.2%	Market Value
	Aerospace & Defense ― 4.2%
1,650	Lockheed Martin Corp.	$395,538
1,000	Northrop Grumman Corp.	213,950
		609,488
	Banks ― 5.2%
23,000	Bank of America Corp.	359,950
6,100	JPMorgan Chase & Co.	406,199
		766,149
	Beverages ― 2.7%
2,390	Constellation Brands, Inc. - Class A	397,911

	Biotechnology ― 2.5%
2,175	Amgen, Inc.	362,812

	Capital Markets ― 6.6%
2,400	The Goldman Sachs Group, Inc.	387,048
1,435	Intercontinental Exchange, Inc.	386,532
1,600	S&P Global Inc.	202,496
		976,076
	Chemicals ― 2.0%
1,075	The Sherwin-Williams Co.	297,410

	Communications Equipment ― 3.3%
3,100	Palo Alto Networks, Inc. *	493,923

	Construction Materials ― 1.4%
1,800	Vulcan Materials Co.	204,714

	Food & Staples Retailing ― 4.8%
2,350	Costco Wholesale Corp.	358,398
3,900	CVS Health Corp.	347,061
		705,459
	Health Care Equipment & Supplies ― 5.5%
1,475	Edwards Lifesciences Corp. *	177,826
4,450	Medtronic PLC	384,480
2,150	Stryker Corp.	250,282
		812,588
	Health Care Providers & Services ― 2.3%
2,375	UnitedHealth Group, Inc.	332,500

	Health Care Technology ― 2.1%
5,100	Cerner Corp. *	314,925

	Hotels, Restaurants & Leisure ― 2.7%
7,500	Starbucks Corp.	406,050

	Industrial Conglomerates ― 1.6%
1,300	Roper Technologies, Inc.	237,211

	Internet & Direct Marketing Retail ― 5.6%
540	Amazon.com, Inc. *	452,147
3,800	Netflix, Inc. *	374,490
		826,637
	Internet Software & Services ― 6.5%
500	Alphabet, Inc. - Class C *	388,645
4,500	Facebook, Inc. - Class A*	577,215
		965,860
	IT Services ― 5.6%
8,425	PayPal Holdings, Inc. *	345,172
5,850	Visa, Inc. - Class A	483,795
		828,967
	Leisure Products ― 1.9%
3,585	Hasbro, Inc.	284,398

	Life Sciences Tools & Services ― 5.0%
1,650	Illumina, Inc. *	299,739
2,750	Thermo Fisher Scientific, Inc.	437,415
		737,154
	Machinery ― 1.6%
2,950	Wabtec Corp.	240,868

	Media ― 1.8%
2,825	The Walt Disney Co.	262,329

	Oil, Gas & Consumable Fuels ― 1.5%
2,500	Exxon Mobil Corp.	218,200

	Pharmaceuticals ― 4.9%
1,700	Allergan PLC *	391,527
6,400	Zoetis, Inc.	332,864
		724,391
	Real Estate Investment Trusts (REITs) ― 3.1%
4,100	American Tower Corp.	464,653

	Semiconductors & Semiconductor Equipment ― 5.3%
2,200	Broadcom Ltd.	379,544
4,000	NXP Semiconductors N.V. *	408,040
		787,584
	Software ― 1.6%
2,800	Electronic Arts, Inc. *	239,120

	Specialty Retail ― 3.2%
3,675	The Home Depot, Inc.	472,899

	Technology Hardware, Storage & Peripherals ― 4.7%
6,150	Apple, Inc.	695,257

	Total Common Stocks (Cost $10,624,726)	$14,665,533

	Short-Term Investment ― 0.8%
	Money Market Fund ― 0.8%
114,770	Fidelity Institutional Government Portfolio Fund - Class I, 0.27% (a)	$114,770
	Total Short-Term Investment (Cost $114,770)	$114,770

	Total Investments ― 100.0% (Cost $10,739,496)	$14,780,303
	Liabilities in Excess of Other Assets - (0.0)%	(6,267)
	TOTAL NET ASSETS - 100.0%	$14,774,036

* Non-income producing.
(a) Represents annualized seven-day effective yield as of September 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$10,739,496
Gross unrealized appreciation	4,247,786
Gross unrealized depreciation	(206,979)
Net unrealized appreciation	$4,040,807

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trust ("REITS") that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively "NASDAQ"), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks *	$14,665,533	$-	$-	$14,665,533
Short-Term Investments	114,770	-	-	114,770
Total Investments in Securities	$14,780,303	$-	$-	$14,780,303

* Please refer to the Schedule of Investments to view common stocks segregated by industry type.

The Fund did not have any Level 3 investments during the period. It is the Fund's policy to record transfers at the end of the reporting period. For the period ended September 30, 2016, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)  /s/ John Hedrick
   John Hedrick, President

Date  November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
John Hedrick, President

Date  November 18, 2016

By (Signature and Title)* /s/ David Cox
David Cox, Treasurer

Date  November 18, 2016

* Print the name and title of each signing officer under his or her signature.